Federated Hermes Total Return Bond Fund
Portfolio of Investments
February 29, 2024 (unaudited)
Principal Amount, Shares or Contracts		Value in U.S. Dollars
	U.S. TREASURIES—32.4%
	U.S. Treasury Bonds—7.7%
$ 4,845,000	United States Treasury Bond, 2.250%, 8/15/2049	$ 3,206,028
13,420,000	United States Treasury Bond, 2.375%, 11/15/2049	9,121,406
215,000	United States Treasury Bond, 2.500%, 2/15/2045	155,741
250,000	United States Treasury Bond, 2.500%, 2/15/2046	179,258
350,000	United States Treasury Bond, 2.500%, 5/15/2046	250,359
9,000,000	United States Treasury Bond, 2.750%, 11/15/2047	6,672,657
9,000,000	United States Treasury Bond, 2.875%, 5/15/2043	7,080,469
2,380,000	United States Treasury Bond, 2.875%, 8/15/2045	1,836,319
10,400,000	United States Treasury Bond, 2.875%, 5/15/2049	7,855,250
2,000,000	United States Treasury Bond, 3.000%, 5/15/2042	1,620,000
800,000	United States Treasury Bond, 3.000%, 11/15/2045	630,000
2,000,000	United States Treasury Bond, 3.000%, 2/15/2047	1,561,563
750,000	United States Treasury Bond, 3.000%, 5/15/2047	584,766
850,000	United States Treasury Bond, 3.000%, 8/15/2048	658,883
950,000	United States Treasury Bond, 3.125%, 8/15/2044	770,391
3,215,000	United States Treasury Bond, 3.125%, 5/15/2048	2,552,911
2,885,000	United States Treasury Bond, 3.750%, 8/15/2041	2,630,759
69,000,000	United States Treasury Bond, 3.875%, 2/15/2043	63,156,562
858,000,000	United States Treasury Bond, 4.125%, 8/15/2053	821,535,000
50,000,000	United States Treasury Bond, 4.250%, 2/15/2054	49,039,065
30,000,000	United States Treasury Bond, 4.375%, 8/15/2043	29,376,564
3,100,000	United States Treasury Bond, 4.500%, 2/15/2036	3,206,562
40,000,000	United States Treasury Bond, 4.750%, 11/15/2053	42,556,252
5,000,000	United States Treasury Bond, 5.250%, 11/15/2028	5,195,703
	TOTAL	1,061,432,468
	U.S. Treasury Inflation-Protected Notes—0.0%
325,670	U.S. Treasury Inflation-Protected Notes, 0.750%, 2/15/2045	248,866
	U.S. Treasury Notes—24.7%
6,000,000	United States Treasury Note, 0.250%, 7/31/2025	5,626,512
9,200,000	United States Treasury Note, 0.250%, 8/31/2025	8,599,095
265,000	United States Treasury Note, 0.250%, 9/30/2025	246,863
6,540,000	United States Treasury Note, 0.375%, 9/15/2024	6,370,890
11,000,000	United States Treasury Note, 0.375%, 11/30/2025	10,204,726
12,000,000	United States Treasury Note, 0.375%, 7/31/2027	10,485,251
10,410,000	United States Treasury Note, 0.375%, 9/30/2027	9,043,775
5,400,000	United States Treasury Note, 0.500%, 4/30/2027	4,783,245
1,500,000	United States Treasury Note, 0.500%, 10/31/2027	1,305,386
8,200,000	United States Treasury Note, 0.750%, 4/30/2026	7,557,951
7,090,000	United States Treasury Note, 0.875%, 9/30/2026	6,474,377
11,490,000	United States Treasury Note, 1.000%, 12/15/2024	11,122,644
700,000	United States Treasury Note, 1.125%, 2/28/2027	635,686
1,000,000	United States Treasury Note, 1.125%, 2/29/2028	883,359
26,820,000	United States Treasury Note, 1.250%, 11/30/2026	24,612,819
11,000,000	United States Treasury Note, 1.250%, 3/31/2028	9,743,400
9,000,000	United States Treasury Note, 1.250%, 4/30/2028	7,955,860

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		U.S. TREASURIES—continued
		U.S. Treasury Notes—continued
$ 67,000,000		United States Treasury Note, 1.500%, 1/31/2027	$ 61,677,768
270,000		United States Treasury Note, 1.625%, 5/15/2026	253,400
21,650,000	[1]	United States Treasury Note, 1.750%, 12/31/2026	20,113,787
49,063,000		United States Treasury Note, 1.875%, 2/28/2027	45,565,102
6,180,000		United States Treasury Note, 2.000%, 4/30/2024	6,146,781
1,300,000		United States Treasury Note, 2.125%, 9/30/2024	1,276,836
1,300,000		United States Treasury Note, 2.250%, 11/15/2025	1,247,490
180,000		United States Treasury Note, 2.375%, 5/15/2027	169,190
23,300,000		United States Treasury Note, 2.375%, 3/31/2029	21,288,555
100,000		United States Treasury Note, 2.375%, 5/15/2029	91,227
1,205,000		United States Treasury Note, 2.500%, 5/15/2024	1,198,021
46,678,000		United States Treasury Note, 2.625%, 4/15/2025	45,481,759
136,155,000		United States Treasury Note, 2.625%, 5/31/2027	128,868,883
130,000		United States Treasury Note, 2.625%, 2/15/2029	120,443
4,800,000		United States Treasury Note, 2.750%, 2/15/2028	4,523,961
56,000,000		United States Treasury Note, 2.750%, 5/31/2029	52,018,753
455,000		United States Treasury Note, 2.875%, 5/15/2028	429,868
980,000		United States Treasury Note, 2.875%, 8/15/2028	923,497
90,000,000		United States Treasury Note, 2.875%, 4/30/2029	84,206,250
188,650,000		United States Treasury Note, 3.000%, 7/15/2025	184,024,453
150,000,000		United States Treasury Note, 3.125%, 8/15/2025	146,435,580
32,695,000		United States Treasury Note, 3.125%, 8/31/2027	31,374,429
400,000		United States Treasury Note, 3.125%, 11/15/2028	380,125
100,000,000		United States Treasury Note, 3.500%, 1/31/2028	96,992,190
10,000,000		United States Treasury Note, 3.500%, 4/30/2028	9,689,844
67,250,000		United States Treasury Note, 3.625%, 5/31/2028	65,448,171
34,500,000		United States Treasury Note, 3.750%, 5/31/2030	33,494,649
120,000,000		United States Treasury Note, 3.750%, 6/30/2030	116,484,372
1,012,000,000		United States Treasury Note, 3.875%, 8/15/2033	981,798,176
94,700,000		United States Treasury Note, 4.000%, 6/30/2028	93,553,240
348,000,000		United States Treasury Note, 4.000%, 1/31/2029	344,003,429
336,600,000		United States Treasury Note, 4.000%, 2/15/2034	330,025,899
300,000,000		United States Treasury Note, 4.375%, 12/15/2026	299,363,640
5,000,000		United States Treasury Note, 4.625%, 9/30/2028	5,067,969
30,000,000		United States Treasury Note, 4.625%, 9/30/2030	30,586,251
16,000,000		United States Treasury Note, 4.875%, 10/31/2028	16,392,501
		TOTAL	3,386,368,328
		TOTAL U.S. TREASURIES (IDENTIFIED COST $4,460,664,609)	4,448,049,662
		CORPORATE BONDS—24.6%
		Basic Industry - Chemicals—0.1%
197,000		DuPont de Nemours, Inc., Sr. Unsecd. Note, 5.319%, 11/15/2038	194,900
8,755,000		RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2045	8,137,194
		TOTAL	8,332,094
		Basic Industry - Metals & Mining—0.3%
8,960,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	7,529,207
5,500,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 5.500%, 5/2/2033	5,417,486
4,420,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	4,363,459
10,330,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	10,058,741
6,692,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	6,191,642

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Basic Industry - Metals & Mining—continued
$ 3,344,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	$ 2,298,192
4,900,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 6.125%, 10/6/2028	5,060,630
4,034,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	4,435,044
		TOTAL	45,354,401
		Capital Goods - Aerospace & Defense—0.9%
7,700,000		Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	7,351,169
10,345,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.000%, 9/15/2050	6,943,746
4,065,000		Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	3,787,450
9,035,000		Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	7,925,503
7,500,000		Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	6,719,758
2,340,000		Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	1,669,954
5,900,000		Boeing Co., Sr. Unsecd. Note, 4.875%, 5/1/2025	5,846,984
5,940,000		General Dynamics Corp., Sr. Unsecd. Note, 1.150%, 6/1/2026	5,473,889
3,997,000		General Dynamics Corp., Sr. Unsecd. Note, 3.250%, 4/1/2025	3,914,633
11,397,000		HEICO Corp., Sr. Unsecd. Note, 5.350%, 8/1/2033	11,347,202
7,127,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	6,682,337
2,900,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, Series WI, 3.844%, 5/1/2025	2,842,513
3,000,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	2,931,646
9,870,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	9,294,467
6,900,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	6,726,485
9,221,000		Lockheed Martin Corp., Sr. Unsecd. Note, 4.750%, 2/15/2034	9,014,947
9,119,000		Northrop Grumman Corp., Sr. Unsecd. Note, 4.700%, 3/15/2033	8,806,250
12,333,000		RTX Corp, Sr. Unsecd. Note, 5.150%, 2/27/2033	12,217,104
5,163,000		Textron, Inc., Sr. Unsecd. Note, 2.450%, 3/15/2031	4,314,343
1,625,000		Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	1,599,960
3,000,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	3,000,000
		TOTAL	128,410,340
		Capital Goods - Building Materials—0.2%
4,765,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	4,688,499
6,532,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	6,178,866
12,640,000		Carrier Global Corp., Sr. Unsecd. Note, 5.900%, 3/15/2034	13,119,169
2,305,000		Carrier Global Corp., Sr. Unsecd. Note, 6.200%, 3/15/2054	2,517,765
		TOTAL	26,504,299
		Capital Goods - Construction Machinery—0.3%
12,945,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	12,672,040
3,200,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.800%, 4/15/2034	3,171,800
69,000		Caterpillar, Inc., Deb., 5.300%, 9/15/2035	71,993
295,000		Caterpillar, Inc., Sr. Unsecd. Note, 3.250%, 9/19/2049	217,273
5,915,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.550%, 4/10/2028	5,794,853
3,560,000		Deere & Co., Sr. Unsecd. Note, 2.750%, 4/15/2025	3,468,975
6,015,000		John Deere Capital Corp., Sr. Unsecd. Note, 4.500%, 1/16/2029	5,927,371
6,000,000		John Deere Capital Corp., Sr. Unsecd. Note, Series FXD, 5.050%, 3/3/2026	6,016,767
10,494,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	9,916,117
		TOTAL	47,257,189
		Capital Goods - Diversified Manufacturing—0.4%
4,055,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	3,876,814
4,180,000	[1]	Honeywell International, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2050	2,908,307
7,440,000		Honeywell International, Inc., Sr. Unsecd. Note, 4.500%, 1/15/2034	7,159,968
13,027,000		Parker-Hannifin Corp., Sr. Unsecd. Note, 4.500%, 9/15/2029	12,749,691
5,100,000		Roper Technologies, Inc., Sr. Unsecd. Note, 1.400%, 9/15/2027	4,512,332

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Capital Goods - Diversified Manufacturing—continued
$ 2,560,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.950%, 9/15/2029	$ 2,293,637
1,150,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	1,122,088
1,645,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	1,447,493
6,680,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.250%, 10/1/2054	5,723,230
8,685,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 2.950%, 4/1/2031	7,153,340
4,195,000	Wabtec Corp., Sr. Unsecd. Note, 5.611%, 3/11/2034	4,215,160
7,020,000	Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	5,900,698
	TOTAL	59,062,758
	Capital Goods - Packaging—0.0%
6,205,000	WestRock Co., Sr. Unsecd. Note, Series WI, 4.000%, 3/15/2028	5,926,847
	Communications - Cable & Satellite—0.5%
8,000,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 5.250%, 4/1/2053	6,217,225
175,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	169,522
3,820,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.150%, 11/10/2026	3,854,474
3,000,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.650%, 2/1/2034	3,012,390
10,195,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 3.900%, 6/1/2052	6,415,503
3,060,000	Comcast Corp., Sr. Unsecd. Note, 2.800%, 1/15/2051	1,914,835
4,070,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	3,900,640
5,150,000	Comcast Corp., Sr. Unsecd. Note, 3.375%, 2/15/2025	5,062,532
485,000	Comcast Corp., Sr. Unsecd. Note, 3.450%, 2/1/2050	348,539
2,325,000	Comcast Corp., Sr. Unsecd. Note, 3.750%, 4/1/2040	1,904,062
400,000	Comcast Corp., Sr. Unsecd. Note, 3.900%, 3/1/2038	343,248
3,005,000	Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	2,953,366
10,000,000	Comcast Corp., Sr. Unsecd. Note, 4.150%, 10/15/2028	9,704,903
6,525,000	Comcast Corp., Sr. Unsecd. Note, 4.250%, 1/15/2033	6,112,798
580,000	Comcast Corp., Sr. Unsecd. Note, 4.400%, 8/15/2035	539,234
3,000,000	Comcast Corp., Sr. Unsecd. Note, 4.950%, 10/15/2058	2,779,610
3,000,000	NBCUniversal, Inc., Sr. Unsecd. Note, 5.950%, 4/1/2041	3,113,421
5,262,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	4,341,318
1,250,000	Time Warner Cable, Inc., Sr. Unsecd. Note, 4.500%, 9/15/2042	916,020
	TOTAL	63,603,640
	Communications - Media & Entertainment—0.7%
11,194,000	Alphabet, Inc., Sr. Unsecd. Note, 2.050%, 8/15/2050	6,620,830
5,000,000	British Sky Broadcasting Group PLC, Sr. Unsecd. Note, 144A, 3.750%, 9/16/2024	4,946,518
14,000,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 5.375%, 6/15/2033	13,855,163
7,800,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.500%, 8/15/2027	7,477,992
7,250,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.850%, 8/15/2032	6,717,934
5,725,000	Meta Platforms, Inc., Sr. Unsecd. Note, 4.450%, 8/15/2052	5,005,994
12,000,000	Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	11,980,334
10,000,000	Omnicom Group, Inc., Sr. Unsecd. Note, 2.600%, 8/1/2031	8,394,348
8,445,000	Walt Disney Co., Sr. Unsecd. Note, 3.600%, 1/13/2051	6,420,041
3,155,000	Walt Disney Co., Sr. Unsecd. Note, 3.800%, 5/13/2060	2,408,863
8,328,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 4.279%, 3/15/2032	7,350,484
7,223,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2042	6,078,695
6,002,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 6.412%, 3/15/2026	6,001,524
	TOTAL	93,258,720
	Communications - Telecom Wireless—0.8%
8,180,000	America Movil S.A.B. de C.V., Sr. Unsecd. Note, 2.875%, 5/7/2030	7,182,584

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Communications - Telecom Wireless—continued
$ 6,000,000	American Tower Corp., Sr. Unsecd. Note, 2.100%, 6/15/2030	$ 4,940,753
5,090,000	American Tower Corp., Sr. Unsecd. Note, 2.700%, 4/15/2031	4,274,639
4,705,000	American Tower Corp., Sr. Unsecd. Note, 3.100%, 6/15/2050	3,083,276
8,000,000	American Tower Corp., Sr. Unsecd. Note, 5.550%, 7/15/2033	7,998,335
6,925,000	Crown Castle, Inc., Sr. Unsecd. Note, 3.250%, 1/15/2051	4,695,251
8,700,000	Crown Castle, Inc., Sr. Unsecd. Note, 4.450%, 2/15/2026	8,540,476
7,317,000	Crown Castle, Inc., Sr. Unsecd. Note, 5.100%, 5/1/2033	7,076,770
4,000,000	Crown Castle, Inc., Sr. Unsecd. Note, 5.800%, 3/1/2034	4,056,208
1,917,000	T-Mobile USA, Inc., Series WI, 1.500%, 2/15/2026	1,781,566
4,608,000	T-Mobile USA, Inc., Series WI, 3.000%, 2/15/2041	3,330,290
6,600,000	T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	6,129,707
5,610,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 2.625%, 4/15/2026	5,314,021
12,400,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.050%, 7/15/2033	12,132,346
9,045,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.150%, 4/15/2034	8,911,266
4,095,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.650%, 1/15/2053	4,077,094
4,347,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	4,278,119
4,000,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.250%, 9/17/2050	3,150,746
6,825,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.625%, 2/10/2053	6,611,660
	TOTAL	107,565,107
	Communications - Telecom Wirelines—0.7%
9,240,000	AT&T, Inc., Sr. Unsecd. Note, 0.900%, 3/25/2024	9,213,093
10,655,000	AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	9,911,784
5,005,000	AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	3,949,260
8,590,000	AT&T, Inc., Sr. Unsecd. Note, 3.500%, 6/1/2041	6,587,191
4,035,000	AT&T, Inc., Sr. Unsecd. Note, 3.800%, 12/1/2057	2,842,682
1,940,000	AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	1,373,899
17,470,000	AT&T, Inc., Sr. Unsecd. Note, 5.400%, 2/15/2034	17,499,744
2,100,000	AT&T, Inc., Sr. Unsecd. Note, 5.450%, 3/1/2047	2,051,508
4,550,000	AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	4,794,604
4,160,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	3,733,440
14,948,000	Rogers Communications, Inc., Sr. Unsecd. Note, 4.500%, 3/15/2042	12,845,321
9,500,000	Verizon Communications, Inc., Sr. Unsecd. Note, 1.450%, 3/20/2026	8,810,803
6,450,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.100%, 3/22/2028	5,745,911
7,995,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	6,129,188
870,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.000%, 3/22/2050	687,454
4,090,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	3,366,817
1,522,000	Verizon Communications, Inc., Sr. Unsecd. Note, Series WI, 2.987%, 10/30/2056	946,644
	TOTAL	100,489,343
	Consumer Cyclical - Automotive—0.8%
9,130,000	American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 5.800%, 10/3/2025	9,219,808
12,595,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	11,558,125
2,285,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	2,024,195
3,855,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.798%, 11/7/2028	3,997,496
10,450,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.950%, 3/6/2026	10,641,884
2,870,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 7.122%, 11/7/2033	3,061,165
5,240,000	General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	5,159,171
260,000	General Motors Co., Sr. Unsecd. Note, 5.150%, 4/1/2038	241,053
7,175,000	General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	7,235,521
2,692,000	General Motors Co., Sr. Unsecd. Note, 6.750%, 4/1/2046	2,850,570
410,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.950%, 4/13/2024	408,974

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$ 2,345,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.750%, 2/8/2031	$ 2,339,264
5,240,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 6.400%, 1/9/2033	5,450,629
10,335,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.300%, 1/8/2029	10,315,643
7,643,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.680%, 6/26/2028	7,752,176
7,300,000		Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.250%, 11/29/2027	7,350,519
7,600,000		Mercedes-Benz Finance NA LLC, Unsecd. Note, 144A, 4.800%, 3/30/2026	7,548,092
11,097,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, 3.950%, 6/30/2025	10,929,244
		TOTAL	108,083,529
		Consumer Cyclical - Gaming—0.0%
250,000		GLP Capital LP / GLP Financing II, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2026	247,504
		Consumer Cyclical - Retailers—0.3%
2,895,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, 1.750%, 10/1/2027	2,502,838
1,597,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, 5.900%, 3/9/2026	1,594,098
8,235,000	[1]	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	7,360,154
8,540,000	[1]	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	6,528,996
1,865,000		AutoNation, Inc., Sr. Unsecd. Note, 1.950%, 8/1/2028	1,596,342
1,372,000		AutoNation, Inc., Sr. Unsecd. Note, 3.850%, 3/1/2032	1,198,699
475,000		AutoZone, Inc., Sr. Unsecd. Note, 3.625%, 4/15/2025	466,407
6,590,000		AutoZone, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2033	6,317,124
10,306,000		Costco Wholesale Corp., Sr. Unsecd. Note, 1.375%, 6/20/2027	9,274,905
3,705,000		Home Depot, Inc., Sr. Unsecd. Note, 2.700%, 4/15/2030	3,278,740
3,800,000		Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	3,471,123
2,370,000		Home Depot, Inc., Sr. Unsecd. Note, 4.000%, 9/15/2025	2,333,362
		TOTAL	45,922,788
		Consumer Cyclical - Services—0.3%
9,550,000		Amazon.com, Inc., Sr. Unsecd. Note, 2.875%, 5/12/2041	7,178,300
5,030,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	4,777,340
5,000,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.875%, 8/22/2037	4,460,713
10,000,000		Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	9,829,723
2,100,000		Boston University, Sr. Unsecd. Note, Series MTNA, 7.625%, 7/15/2097	2,270,250
3,210,000		Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 3/15/2031	2,750,336
2,340,000	[1]	University of Southern California, Sr. Unsecd. Note, 5.250%, 10/1/2111	2,312,302
2,920,000		Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	2,737,194
3,750,000		Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	3,636,887
350,000		Visa, Inc., Sr. Unsecd. Note, 4.150%, 12/14/2035	329,242
		TOTAL	40,282,287
		Consumer Non-Cyclical - Food/Beverage—1.0%
870,000		Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.700%, 2/1/2036	833,089
1,390,000		Anheuser-Busch InBev Finance, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	1,285,882
8,460,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.439%, 10/6/2048	7,411,746
1,825,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.600%, 4/15/2048	1,641,288
8,200,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	8,136,838
3,257,000		Bacardi Ltd., Sr. Unsecd. Note, 144A, 2.750%, 7/15/2026	3,070,135
9,843,000		Coca-Cola Co., Sr. Unsecd. Note, 2.125%, 9/6/2029	8,666,254
7,816,000		Coca-Cola Europacific Partners PLC, Sr. Unsecd. Note, 144A, 1.500%, 1/15/2027	7,066,285
3,805,000		Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 1.850%, 9/1/2032	2,975,301
5,814,000		Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	5,117,192
1,390,000		Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	1,041,129
5,140,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	5,049,151
8,200,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.750%, 5/9/2032	7,935,428

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$ 2,125,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.800%, 1/15/2029	$ 2,096,032
2,625,000	Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	2,196,113
4,660,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	4,468,008
1,468,000	General Mills, Inc., Sr. Unsecd. Note, 3.000%, 2/1/2051	947,041
3,250,000	Grupo Bimbo S.A.B. de C.V., Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	3,230,928
2,712,000	Heineken NV, Sr. Unsecd. Note, 144A, 4.350%, 3/29/2047	2,374,331
7,540,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.832%, 10/15/2027	6,630,384
2,437,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 2.300%, 11/1/2030	2,000,745
5,152,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.200%, 5/1/2030	4,657,541
850,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	840,917
4,883,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	4,049,078
4,825,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.600%, 6/1/2044	4,295,716
8,400,000	PepsiCo, Inc., Sr. Unsecd. Note, 2.625%, 7/29/2029	7,572,337
6,850,000	PepsiCo, Inc., Sr. Unsecd. Note, 2.750%, 4/30/2025	6,672,411
150,000	Ralston Purina Co., Deb., 7.875%, 6/15/2025	153,089
3,980,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.625%, 9/13/2031	3,047,829
3,610,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	2,974,497
7,768,000	Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	6,563,051
12,005,000	Tyson Foods, Inc., Sr. Unsecd. Note, 5.700%, 3/15/2034	12,003,086
	TOTAL	137,002,852
	Consumer Non-Cyclical - Health Care—0.8%
5,240,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	4,500,957
3,000,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.750%, 9/23/2026	2,817,062
4,005,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	3,594,659
2,945,000	Becton Dickinson & Co., Sr. Unsecd. Note, 1.957%, 2/11/2031	2,397,626
1,690,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	1,666,619
2,504,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.794%, 5/20/2050	1,940,155
140,950	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	139,535
1,200,000	CVS Health Corp., Sr. Unsecd. Note, 2.700%, 8/21/2040	821,238
8,500,000	CVS Health Corp., Sr. Unsecd. Note, 3.375%, 8/12/2024	8,407,892
1,074,000	CVS Health Corp., Sr. Unsecd. Note, 4.100%, 3/25/2025	1,060,580
3,815,000	CVS Health Corp., Sr. Unsecd. Note, 4.780%, 3/25/2038	3,469,563
1,445,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	1,290,059
2,760,000	CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	2,512,555
6,775,000	CVS Health Corp., Sr. Unsecd. Note, 5.250%, 2/21/2033	6,708,449
8,095,000	Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	5,134,726
2,770,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	2,463,891
1,000,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 3.400%, 11/15/2049	749,034
15,430,000	GE Healthcare Holding LLC, Sr. Unsecd. Note, 5.857%, 3/15/2030	15,959,250
2,110,000	GE Healthcare Holding LLC, Sr. Unsecd. Note, 6.377%, 11/22/2052	2,344,855
10,000,000	Haleon US Capital LLC, Sr. Unsecd. Note, 3.375%, 3/24/2027	9,503,103
8,482,000	HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	5,737,577
7,700,000	HCA, Inc., Sr. Unsecd. Note, 3.625%, 3/15/2032	6,728,997
2,035,000	HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	2,028,310
7,720,000	HCA, Inc., Sr. Unsecd. Note, 6.000%, 4/1/2054	7,667,226
5,433,000	PerkinElmer, Inc., Sr. Unsecd. Note, 0.850%, 9/15/2024	5,292,140
6,755,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 1.215%, 10/18/2024	6,578,457
	TOTAL	111,514,515
	Consumer Non-Cyclical - Pharmaceuticals—1.3%
4,465,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	4,348,047

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Pharmaceuticals—continued
$ 7,525,000		Abbott Laboratories, Sr. Unsecd. Note, 4.900%, 11/30/2046	$ 7,259,254
7,475,000		AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	7,089,780
7,475,000		AbbVie, Inc., Sr. Unsecd. Note, 4.550%, 3/15/2035	7,166,598
7,525,000		AbbVie, Inc., Sr. Unsecd. Note, 4.700%, 5/14/2045	6,935,777
11,350,000		AbbVie, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2054	11,530,161
1,925,000		Amgen, Inc., Sr. Unsecd. Note, 3.625%, 5/22/2024	1,916,168
375,000		Amgen, Inc., Sr. Unsecd. Note, 4.400%, 5/1/2045	320,358
19,050,000		Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	19,004,501
10,770,000		Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	10,773,156
1,850,000	[1]	AstraZeneca PLC, Sr. Unsecd. Note, 1.375%, 8/6/2030	1,499,643
3,525,000		AstraZeneca PLC, Sr. Unsecd. Note, 2.125%, 8/6/2050	2,075,088
6,100,000	[1]	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	5,798,621
7,430,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.375%, 12/15/2028	6,925,481
7,527,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.400%, 7/15/2044	5,685,306
2,350,000		Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	1,967,507
9,925,000	[1]	Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	6,562,946
6,745,000		Bristol-Myers Squibb Co., Sr. Sub. Secd. Note, 5.550%, 2/22/2054	6,829,918
5,740,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 0.750%, 11/13/2025	5,341,849
9,760,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 3.700%, 3/15/2052	7,413,802
7,500,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 3.900%, 2/20/2028	7,243,394
260,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.125%, 6/15/2039	226,661
2,900,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.350%, 11/15/2047	2,469,040
3,385,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 5.250%, 10/15/2033	3,426,218
500,000		Johnson & Johnson, Sr. Unsecd. Note, 3.550%, 3/1/2036	442,930
1,000,000		Johnson & Johnson, Sr. Unsecd. Note, 5.950%, 8/15/2037	1,104,583
7,605,000		Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.450%, 5/19/2028	7,460,515
7,125,000		Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.750%, 5/19/2033	6,940,971
5,722,000		Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 5.300%, 5/19/2053	5,601,337
14,139,000		Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 2.800%, 9/15/2050	8,811,297
8,560,000		Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 2.050%, 3/31/2030	7,207,137
9,568,000	[1]	Zoetis, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2050	6,571,815
		TOTAL	183,949,859
		Consumer Non-Cyclical - Products—0.1%
6,465,000		Kenvue, Inc., Sr. Unsecd. Note, 4.900%, 3/22/2033	6,394,858
6,680,000		Kenvue, Inc., Sr. Unsecd. Note, 5.050%, 3/22/2028	6,725,752
		TOTAL	13,120,610
		Consumer Non-Cyclical - Tobacco—0.4%
6,248,000		Altria Group, Inc., Sr. Unsecd. Note, 3.700%, 2/4/2051	4,259,099
3,490,000		BAT Capital Corp., Sr. Unsecd. Note, 2.789%, 9/6/2024	3,436,921
6,200,000		BAT Capital Corp., Sr. Unsecd. Note, 4.742%, 3/16/2032	5,836,165
3,590,000		BAT Capital Corp., Sr. Unsecd. Note, 6.000%, 2/20/2034	3,554,002
4,635,000		BAT International Finance PLC, Sr. Unsecd. Note, 1.668%, 3/25/2026	4,295,668
10,000,000		BAT International Finance PLC, Sr. Unsecd. Note, 5.931%, 2/2/2029	10,218,715
3,400,000		Philip Morris International, Inc., Sr. Unsecd. Note, 0.875%, 5/1/2026	3,108,237
3,770,000		Philip Morris International, Inc., Sr. Unsecd. Note, 2.100%, 5/1/2030	3,182,642
2,210,000		Philip Morris International, Inc., Sr. Unsecd. Note, 3.875%, 8/21/2042	1,744,685
4,700,000		Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 2/13/2026	4,679,552
5,740,000		Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	5,857,393
4,350,000		Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	3,955,353
		TOTAL	54,128,432

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Energy - Independent—0.3%
$ 6,612,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.900%, 2/1/2025	$ 6,505,992
6,552,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2033	6,890,646
7,546,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	7,605,489
8,685,000	Marathon Oil Corp., Sr. Unsecd. Note, 4.400%, 7/15/2027	8,440,944
8,025,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	8,772,880
610,000	XTO Energy, Inc., Sr. Unsecd. Note, 6.750%, 8/1/2037	686,333
	TOTAL	38,902,284
	Energy - Integrated—0.3%
4,815,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.000%, 2/24/2050	3,217,309
4,485,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	4,311,924
100,000	BP PLC, Deb., 8.750%, 3/1/2032	121,294
12,328,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	11,948,645
7,209,000	Chevron Corp., Sr. Unsecd. Note, 3.078%, 5/11/2050	5,090,463
4,030,000	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, 144A, 5.950%, 4/28/2041	4,362,530
4,175,000	ConocoPhillips Co., Sr. Unsecd. Note, 3.758%, 3/15/2042	3,399,064
205,000	ConocoPhillips, Co. Guarantee, 6.500%, 2/1/2039	230,590
3,329,000	Petro-Canada, Sr. Unsecd. Note, 6.800%, 5/15/2038	3,558,373
3,720,000	Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	3,561,389
3,275,000	Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 5/10/2046	2,690,090
	TOTAL	42,491,671
	Energy - Midstream—0.9%
7,952,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	7,743,021
1,750,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2025	1,725,158
1,050,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	1,017,667
7,250,000	Columbia Pipeline Holding Co. LLC, Sr. Unsecd. Note, 144A, 5.681%, 1/15/2034	7,115,240
1,210,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2029	1,079,087
3,585,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.900%, 11/15/2049	2,612,303
760,000	Energy Transfer LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	747,973
4,800,000	Energy Transfer LP, Sr. Unsecd. Note, 5.150%, 3/15/2045	4,286,448
885,000	Energy Transfer LP, Sr. Unsecd. Note, 5.500%, 6/1/2027	888,495
3,170,000	Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 5/15/2034	3,138,454
8,480,000	Energy Transfer LP, Sr. Unsecd. Note, 5.750%, 2/15/2033	8,543,778
2,915,000	Energy Transfer LP, Sr. Unsecd. Note, 6.100%, 12/1/2028	3,015,209
475,000	Energy Transfer LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	472,521
4,875,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 3/15/2035	4,903,991
520,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, Series MTN, 6.950%, 1/15/2038	563,447
1,820,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 3.250%, 8/1/2050	1,181,404
320,000	MPLX LP, Sr. Unsecd. Note, 4.500%, 4/15/2038	278,760
4,625,000	MPLX LP, Sr. Unsecd. Note, 4.900%, 4/15/2058	3,829,032
7,450,000	MPLX LP, Sr. Unsecd. Note, 4.950%, 9/1/2032	7,138,933
1,920,000	MPLX LP, Sr. Unsecd. Note, Series WI, 4.250%, 12/1/2027	1,859,221
1,831,000	ONEOK, Inc., Sr. Unsecd. Note, 2.200%, 9/15/2025	1,742,899
7,390,000	ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	6,384,324
2,525,000	ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	2,619,164
5,000,000	ONEOK, Inc., Sr. Unsecd. Note, 6.625%, 9/1/2053	5,380,027
2,000,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 4.700%, 6/15/2044	1,658,640
8,120,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 5.150%, 6/1/2042	7,187,710
10,461,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	9,421,179
9,000,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.250%, 7/1/2052	9,130,347
4,545,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	4,337,314

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Energy - Midstream—continued
$ 225,000		Williams Partners LP, Sr. Unsecd. Note, 4.850%, 3/1/2048	$ 198,391
7,000,000		Williams Partners LP, Sr. Unsecd. Note, 4.900%, 1/15/2045	6,180,112
		TOTAL	116,380,249
		Energy - Oil Field Services—0.2%
7,720,000		Halliburton Co., Sr. Unsecd. Note, 5.000%, 11/15/2045	7,188,770
1,615,000		Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/21/2025	1,582,019
8,625,000	[1]	Schlumberger Investment S.A., Sr. Unsecd. Note, 2.650%, 6/26/2030	7,584,697
6,425,000		Williams Cos., Inc., Sr. Unsecd. Note, 5.150%, 3/15/2034	6,276,354
		TOTAL	22,631,840
		Energy - Refining—0.1%
535,000		HF Sinclair Corp., Sr. Unsecd. Note, 5.875%, 4/1/2026	536,867
325,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.500%, 4/1/2048	267,593
7,507,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	6,561,136
1,030,000		Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	953,739
5,172,000		Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	4,733,687
3,395,000		Valero Energy Corp., Sr. Unsecd. Note, 4.350%, 6/1/2028	3,306,277
3,270,000		Valero Energy Corp., Sr. Unsecd. Note, 7.500%, 4/15/2032	3,722,603
		TOTAL	20,081,902
		Financial Institution - Banking—5.0%
355,000		American Express Co., Sr. Unsecd. Note, 3.000%, 10/30/2024	349,236
6,115,000		American Express Co., Sr. Unsecd. Note, 4.990%, 5/1/2026	6,080,346
10,250,000		American Express Co., Sr. Unsecd. Note, 5.850%, 11/5/2027	10,526,513
5,980,000		American Express Co., Sub., 5.625%, 7/28/2034	6,029,826
5,720,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	5,589,951
9,900,000		Bank of America Corp., Sr. Unsecd. Note, 2.572%, 10/20/2032	8,116,875
2,185,000		Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	1,868,040
17,440,000		Bank of America Corp., Sr. Unsecd. Note, 2.687%, 4/22/2032	14,611,631
7,960,000		Bank of America Corp., Sr. Unsecd. Note, 3.419%, 12/20/2028	7,439,615
7,895,000		Bank of America Corp., Sr. Unsecd. Note, 5.288%, 4/25/2034	7,786,001
11,685,000		Bank of America Corp., Sr. Unsecd. Note, 5.468%, 1/23/2035	11,655,601
4,932,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.593%, 7/21/2028	4,677,081
7,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.898%, 7/23/2031	5,683,092
10,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.087%, 6/14/2029	8,791,525
10,235,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	9,017,690
1,622,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.000%, 4/1/2024	1,619,706
4,250,000		Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	4,180,797
560,000		Bank of America Corp., Sub. Note, Series MTN, 4.200%, 8/26/2024	555,860
660,000		Bank of America Corp., Sub., Series MTN, 4.450%, 3/3/2026	649,650
4,665,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.250%, 9/11/2024	4,610,614
5,140,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	4,983,186
2,740,000		Bank of New York Mellon Corp., Sub. Note, Series MTN, 3.000%, 10/30/2028	2,514,459
480,000		Bank of New York Mellon, N.A., Sr. Unsecd. Note, 3.400%, 5/15/2024	477,731
8,025,000		Capital One Financial Corp., Sr. Unsecd. Note, 5.817%, 2/1/2034	7,938,625
15,085,000		Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	12,759,910
3,165,000		Citigroup, Inc., Sr. Unsecd. Note, 2.976%, 11/5/2030	2,790,693
7,060,000		Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	5,929,958
5,325,000		Citigroup, Inc., Sr. Unsecd. Note, 3.300%, 4/27/2025	5,207,745
2,320,000		Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	2,311,269
6,000,000		Citigroup, Inc., Sr. Unsecd. Note, 3.887%, 1/10/2028	5,768,579
345,000		Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	334,306

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 11,965,000		Citigroup, Inc., Sub., 5.827%, 2/13/2035	$ 11,710,553
8,500,000		Citigroup, Inc., Sub., 6.174%, 5/25/2034	8,568,036
1,500,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.500%, 2/6/2030	1,245,134
11,530,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	11,397,943
8,100,000		Citizens Financial Group, Inc., Sub. Note, 2.638%, 9/30/2032	6,159,616
6,533,000		Comerica, Inc., 3.800%, 7/22/2026	6,246,140
6,110,000		Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	6,001,586
5,480,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	5,377,047
13,990,000		Fifth Third Bancorp, Sr. Unsecd. Note, 5.631%, 1/29/2032	13,874,236
4,280,000		Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 2.250%, 2/1/2027	3,928,442
5,010,000		FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	4,920,953
7,565,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	6,068,151
9,200,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.600%, 2/7/2030	7,994,408
13,200,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	12,664,078
7,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	7,154,169
4,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	3,777,862
9,750,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.484%, 10/24/2029	10,220,010
5,150,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series DMTN, 2.383%, 7/21/2032	4,192,362
500,000		HSBC Holdings PLC, Jr. Sub. Note, 6.375%, 9/30/2071	494,977
7,445,000		HSBC Holdings PLC, Sr. Unsecd. Note, 1.589%, 5/24/2027	6,817,968
4,450,000		HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 5/25/2026	4,312,744
4,450,000		HSBC USA, Inc., Sr. Unsecd. Note, 3.500%, 6/23/2024	4,421,660
5,050,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 4.000%, 5/15/2025	4,960,559
5,770,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 4.443%, 8/4/2028	5,543,079
8,435,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 5.709%, 2/2/2035	8,327,461
3,315,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 6.208%, 8/21/2029	3,372,416
720,000		JPMorgan Chase & Co., Jr. Sub. Deb., Series X, 6.100%, 4/1/2072	719,649
610,000		JPMorgan Chase & Co., Jr. Sub. Note, Series FF, 5.000%, 2/1/2172	606,938
15,175,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.764%, 11/19/2031	12,226,439
3,990,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.953%, 2/4/2032	3,210,215
15,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.522%, 4/22/2031	12,839,031
10,500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	8,871,242
3,750,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.300%, 4/1/2026	3,617,596
5,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.702%, 5/6/2030	4,660,228
235,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.882%, 7/24/2038	200,563
9,980,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.336%, 1/23/2035	9,930,166
14,960,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.350%, 6/1/2034	14,899,096
3,370,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.254%, 10/23/2034	3,576,251
10,685,000	[2]	KeyCorp, Sr. Unsecd. Note, 6.401% (SOFR +2.420%), 3/6/2035	10,720,288
635,000		Lloyds Banking Group PLC, Sub., 4.650%, 3/24/2026	623,095
9,945,000		M&T Bank Corp., Sr. Unsecd. Note, 5.053%, 1/27/2034	9,135,737
5,370,000		M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	5,629,863
3,805,000		Morgan Stanley, Sr. Unsecd. Note, 1.593%, 5/4/2027	3,508,849
12,770,000		Morgan Stanley, Sr. Unsecd. Note, 4.889%, 7/20/2033	12,270,836
5,600,000		Morgan Stanley, Sr. Unsecd. Note, 5.250%, 4/21/2034	5,498,652
2,700,000		Morgan Stanley, Sr. Unsecd. Note, 5.424%, 7/21/2034	2,685,011
8,205,000		Morgan Stanley, Sr. Unsecd. Note, 5.466%, 1/18/2035	8,198,440
8,430,000		Morgan Stanley, Sr. Unsecd. Note, 6.407%, 11/1/2029	8,803,257
5,000,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	4,029,683
1,665,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.699%, 1/22/2031	1,442,788

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 1,685,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.000%, 7/23/2025	$ 1,656,450
7,500,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.431%, 1/23/2030	7,203,529
5,720,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.794%, 2/13/2032	4,530,356
4,687,000	Morgan Stanley, Sub. Note, 3.950%, 4/23/2027	4,512,999
7,054,000	Northern Trust Corp., Sub., 6.125%, 11/2/2032	7,429,329
6,700,000	PNC Bank National Association, Sr. Unsecd. Note, Series BKNT, 3.250%, 1/22/2028	6,236,304
3,745,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 2.550%, 1/22/2030	3,218,559
7,802,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	7,847,931
5,470,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.676%, 1/22/2035	5,487,847
34,762	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	14,600
5,891,000	Regions Financial Corp., Sr. Unsecd. Note, 2.250%, 5/18/2025	5,642,972
3,377,000	State Street Corp., Sr. Unsecd. Note, 3.550%, 8/18/2025	3,309,849
370,000	State Street Corp., Sub. Deb., 3.031%, 11/1/2034	326,633
6,500,000	State Street Corp., Sub., 2.200%, 3/3/2031	5,383,717
11,650,000	Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	11,258,700
350,000	Truist Bank, Sub. Deb., Series BKNT, 2.636%, 9/17/2029	333,972
3,310,000	Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	3,158,286
2,500,000	Truist Financial Corp., Sr. Unsecd. Note, 4.000%, 5/1/2025	2,455,685
700,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.267%, 3/2/2027	642,715
2,280,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.122%, 1/26/2034	2,163,741
11,120,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.711%, 1/24/2035	11,017,090
8,045,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.867%, 6/8/2034	8,048,189
500,000	Truist Financial Corp., Sub. Note, 6.000%, 2/15/2026	503,940
6,930,000	US Bancorp, 4.967%, 7/22/2033	6,479,605
7,990,000	US Bancorp, Sr. Unsecd. Note, 5.836%, 6/12/2034	8,072,386
7,835,000	US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	6,207,636
140,000	Wells Fargo & Co., Series MTN, 4.100%, 6/3/2026	136,381
8,875,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.389%, 4/24/2034	8,732,019
10,000,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.499%, 1/23/2035	9,937,696
9,165,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.574%, 7/25/2029	9,228,948
8,430,000	Wells Fargo & Co., Sr. Unsecd. Note, 6.491%, 10/23/2034	8,968,608
10,825,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	9,878,030
8,240,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.879%, 10/30/2030	7,229,635
15,150,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	14,365,311
7,550,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.897%, 7/25/2033	7,221,484
435,000	Westpac Banking Corp., Sub., Series GMTN, 4.322%, 11/23/2031	417,929
	TOTAL	687,770,675
	Financial Institution - Broker/Asset Mgr/Exchange—0.2%
2,845,000	BlackRock, Inc., Sr. Unsecd. Note, 1.900%, 1/28/2031	2,354,317
4,342,000	BlackRock, Inc., Sr. Unsecd. Note, 4.750%, 5/25/2033	4,265,675
2,645,000	FMR LLC, Bond, 144A, 7.570%, 6/15/2029	2,934,163
2,712,000	Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	2,636,630
5,163,000	Jefferies Financial Group LLC, Sr. Unsecd. Note, 5.875%, 7/21/2028	5,267,306
2,965,000	Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	2,866,967
4,927,000	Stifel Financial Corp., Sr. Unsecd. Note, 4.000%, 5/15/2030	4,458,281
3,580,000	Stifel Financial Corp., Sr. Unsecd. Note, 4.250%, 7/18/2024	3,558,344
5,085,000	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, 144A, 4.125%, 11/1/2024	5,028,124
	TOTAL	33,369,807
	Financial Institution - Finance Companies—0.3%
4,250,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 2.450%, 10/29/2026	3,922,160

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Finance Companies—continued
$ 2,670,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	$ 2,401,341
14,150,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.400%, 10/29/2033	11,766,078
6,000,000		Air Lease Corp., Sr. Unsecd. Note, 3.625%, 12/1/2027	5,640,554
7,230,000		Air Lease Corp., Sr. Unsecd. Note, 5.100%, 3/1/2029	7,121,884
2,282,000		Air Lease Corp., Sr. Unsecd. Note, 5.300%, 2/1/2028	2,272,429
4,320,000		Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	4,375,902
6,250,000		Ally Financial, Inc., Sr. Unsecd. Note, 6.848%, 1/3/2030	6,391,962
		TOTAL	43,892,310
		Financial Institution - Insurance - Health—0.3%
14,147,000		Elevance Health, Inc., Sr. Unsecd. Note, 4.750%, 2/15/2033	13,680,354
11,570,000		The Cigna Group, Sr. Unsecd. Note, 5.685%, 3/15/2026	11,569,788
9,698,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.500%, 4/15/2033	9,310,518
9,698,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 5.050%, 4/15/2053	9,233,462
		TOTAL	43,794,122
		Financial Institution - Insurance - Life—0.8%
4,795,000		AIA Group Ltd., Sr. Unsecd. Note, 144A, 4.950%, 4/4/2033	4,787,991
7,365,000		Corebridge Financial, Inc., Sr. Unsecd. Note, 5.750%, 1/15/2034	7,352,687
8,380,000		CoreBridge Global Funding, Sr. Secd. Note, 144A, 5.900%, 9/19/2028	8,550,306
1,670,000	[1]	Lincoln National Corp., Sr. Unsecd. Note, 3.400%, 1/15/2031	1,462,393
3,100,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 5.375%, 12/1/2041	2,813,623
4,968,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	6,238,525
6,085,000		Met Life Global Funding I, Sr. Unsecd. Note, 144A, 5.150%, 3/28/2033	6,023,554
330,000	[2]	MetLife, Inc., Jr. Sub. Note, 6.400% (3-month USLIBOR +2.205%), 12/15/2036	335,587
2,200,000	[2]	MetLife, Inc., Jr. Sub. Note, 10.750% (3-month USLIBOR +7.548%), 8/1/2039	2,963,738
6,995,000		MetLife, Inc., Sr. Secd. Note, 5.375%, 7/15/2033	7,029,911
15,699,000		Northwestern Mutual Life Insurance Co., Sr. Unsecd. Note, 144A, 3.625%, 9/30/2059	10,995,996
9,790,000		Pacific Life Global Funding II, Sr. Secd. Note, 144A, 4.900%, 1/11/2029	9,706,501
5,060,000		Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	3,846,596
3,650,000		Pacific LifeCorp., Bond, 144A, 6.600%, 9/15/2033	3,941,054
2,070,000		Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	2,338,397
20,132,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 2.125%, 6/15/2030	16,758,817
5,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 5.100%, 8/15/2043	4,558,729
1,762,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	1,842,168
1,050,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.625%, 12/1/2037	1,172,941
335,000		Teachers Insurance & Annuity Association of America, Sub., 144A, 4.900%, 9/15/2044	304,683
		TOTAL	103,024,197
		Financial Institution - Insurance - P&C—0.5%
10,000,000		American International Group, Inc., Unsecd. Note, 3.875%, 1/15/2035	8,801,644
1,575,000		American International Group, Sr. Unsecd. Note, 5.125%, 3/27/2033	1,554,555
11,680,000		Aon North America, Inc., 5.750%, 3/1/2054	11,750,773
1,000,000		Assured Guaranty US Holding, Inc., Sr. Unsecd. Note, 7.000%, 6/1/2034	1,105,823
30,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 4.200%, 8/15/2048	26,124
5,825,000		Chubb INA Holdings, Inc., Sr. Unsecd. Note, 1.375%, 9/15/2030	4,718,649
3,700,000		Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/15/2024	3,683,403
4,300,000		Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/3/2026	4,147,840
1,000,000		Cincinnati Financial Corp., Sr. Unsecd. Note, 6.920%, 5/15/2028	1,063,774
8,695,000		CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	8,165,943
7,840,000		CNA Financial Corp., Sr. Unsecd. Note, 5.500%, 6/15/2033	7,913,648
2,245,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	2,284,664
6,600,000		Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	8,519,572

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Financial Institution - Insurance - P&C—continued
$ 3,932,000	Travelers Cos., Inc., Sr. Unsecd. Note, 5.450%, 5/25/2053	$ 4,016,799
	TOTAL	67,753,211
	Financial Institution - REIT - Apartment—0.4%
13,153,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	12,478,769
10,000,000	Camden Property Trust, Sr. Unsecd. Note, 4.900%, 1/15/2034	9,623,996
11,650,000	Camden Property Trust, Sr. Unsecd. Note, 5.850%, 11/3/2026	11,901,788
4,921,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	4,890,777
2,955,000	UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	2,378,895
8,350,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.100%, 6/15/2033	6,328,422
	TOTAL	47,602,647
	Financial Institution - REIT - Healthcare—0.2%
2,895,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.000%, 6/1/2025	2,843,341
7,267,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	5,700,764
4,110,000	Healthcare Trust of America, Sr. Unsecd. Note, 3.100%, 2/15/2030	3,541,226
5,000,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	4,759,228
3,350,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	3,263,440
8,352,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	7,134,121
	TOTAL	27,242,120
	Financial Institution - REIT - Office—0.2%
6,560,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	4,912,712
1,820,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	1,756,477
2,500,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.700%, 7/1/2030	2,406,105
3,480,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 5.250%, 5/15/2036	3,343,888
5,330,000	Boston Properties LP, Sr. Unsecd. Note, 3.200%, 1/15/2025	5,211,972
955,000	Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	805,426
5,810,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	4,115,584
	TOTAL	22,552,164
	Financial Institution - REIT - Other—0.1%
6,755,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	6,744,617
	Financial Institution - REIT - Retail—0.2%
3,390,000	Kimco Realty Corp., Sr. Unsecd. Note, 1.900%, 3/1/2028	2,971,855
9,467,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.800%, 10/1/2026	8,879,246
8,075,000	Kimco Realty Corp., Sr. Unsecd. Note, 6.400%, 3/1/2034	8,503,968
7,556,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	7,222,453
	TOTAL	27,577,522
	Municipal Services—0.0%
1,360,000	Camp Pendleton & Quantico Housing LLC, Sec. Fac. Bond, 5.572%, 10/1/2050	1,277,107
	Sovereign—0.0%
3,700,000	Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	3,911,249
	Technology—1.7%
3,827,000	Apple, Inc., Sr. Unsecd. Note, 2.375%, 2/8/2041	2,693,990
8,000,000	Apple, Inc., Sr. Unsecd. Note, 2.900%, 9/12/2027	7,552,292
2,000,000	Apple, Inc., Sr. Unsecd. Note, 3.450%, 5/6/2024	1,992,863
555,000	Apple, Inc., Sr. Unsecd. Note, 3.850%, 5/4/2043	475,354
11,960,000	Apple, Inc., Sr. Unsecd. Note, 4.000%, 5/10/2028	11,705,761
11,200,000	Apple, Inc., Sr. Unsecd. Note, 4.450%, 5/6/2044	10,485,976
6,562,000	Automatic Data Processing, Inc., Sr. Unsecd. Note, 3.375%, 9/15/2025	6,414,414
5,452,000	Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	5,229,852
3,998,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	3,741,525
2,953,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.137%, 11/15/2035	2,345,211

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Technology—continued
$ 352,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	$ 276,090
8,100,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.469%, 4/15/2034	6,843,747
8,101,000		CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	7,511,733
10,390,000		Cisco Systems, Inc., Sr. Unsecd. Note, 4.800%, 2/26/2027	10,400,314
6,152,000		Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	6,242,564
5,004,000		Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	4,892,414
1,535,000		Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	1,484,577
2,280,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.100%, 3/1/2041	1,640,124
3,870,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 4.700%, 7/15/2027	3,842,894
1,285,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 5.625%, 7/15/2052	1,277,921
5,985,000		Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	5,502,485
5,570,000		Fiserv, Inc., Sr. Unsecd. Note, 5.600%, 3/2/2033	5,623,009
12,545,000		KLA Corp., Sr. Unsecd. Note, 4.650%, 7/15/2032	12,235,563
5,886,000		Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	5,684,872
3,400,000		Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	3,220,850
1,297,000		Microsoft Corp., Sr. Unsecd. Note, 2.675%, 6/1/2060	819,701
3,632,000		Microsoft Corp., Sr. Unsecd. Note, 2.921%, 3/17/2052	2,513,792
6,123,000		Microsoft Corp., Sr. Unsecd. Note, 3.041%, 3/17/2062	4,177,505
1,800,000		Microsoft Corp., Sr. Unsecd. Note, 3.125%, 11/3/2025	1,750,328
284,000		Microsoft Corp., Sr. Unsecd. Note, 3.450%, 8/8/2036	250,300
4,410,000		Oracle Corp., Sr. Unsecd. Note, 1.650%, 3/25/2026	4,097,228
9,665,000		Oracle Corp., Sr. Unsecd. Note, 2.950%, 4/1/2030	8,576,950
5,925,000		Oracle Corp., Sr. Unsecd. Note, 4.900%, 2/6/2033	5,731,227
13,500,000		Oracle Corp., Sr. Unsecd. Note, 5.550%, 2/6/2053	12,909,103
5,000,000		Oracle Corp., Sr. Unsecd. Note, 6.500%, 4/15/2038	5,347,293
4,575,000		Oracle Corp., Sr. Unsecd. Note, 6.900%, 11/9/2052	5,159,185
2,100,000		SAIC, Inc., Company Guarantee, Series 1, 5.950%, 12/1/2040	2,011,269
5,452,000		Skyworks Solutions, Inc., Sr. Unsecd. Note, 1.800%, 6/1/2026	5,028,365
4,555,000		Total System Services, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	4,395,813
2,970,000		Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	2,933,741
10,036,000		Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	10,493,262
10,985,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	10,555,720
8,100,000		Verisk Analytics, Inc., Unsecd. Note, 4.000%, 6/15/2025	7,959,577
4,632,000		VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	4,212,107
3,450,000		VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	2,784,217
		TOTAL	231,023,078
		Technology Services—0.2%
5,360,000		Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	4,919,815
6,562,000		Fortinet, Inc., Sr. Unsecd. Note, 2.200%, 3/15/2031	5,434,426
11,152,000		Global Payments, Inc., Sr. Unsecd. Note, 4.950%, 8/15/2027	11,055,015
9,602,000		Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	7,986,909
		TOTAL	29,396,165
		Transportation - Railroads—0.3%
9,882,000	[2]	Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 5.200% (180-DAY AVERAGE SOFR +0.000%), 4/15/2054	9,700,484
1,570,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.750%, 12/2/2026	1,440,449
2,630,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.050%, 3/5/2030	2,219,075
3,800,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.900%, 2/1/2025	3,709,935
1,295,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.000%, 12/2/2041	1,101,171
3,660,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 4.700%, 5/1/2048	3,223,546
4,590,000		Union Pacific Corp., Sr. Unsecd. Note, 2.375%, 5/20/2031	3,881,095

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Transportation - Railroads—continued
$ 6,165,000	Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	$ 5,378,138
3,677,000	Union Pacific Corp., Sr. Unsecd. Note, 4.750%, 2/21/2026	3,669,609
	TOTAL	34,323,502
	Transportation - Services—0.5%
5,630,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 4.600%, 5/1/2028	5,535,868
7,860,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 4.900%, 5/1/2033	7,671,515
10,625,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	9,699,450
5,795,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	4,714,582
7,885,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2025	7,707,154
2,000,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.400%, 7/1/2027	1,941,781
3,585,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.550%, 5/1/2028	3,608,804
2,680,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.700%, 2/1/2028	2,705,772
7,000,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.850%, 3/1/2027	6,562,817
7,735,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.650%, 3/1/2028	7,867,232
8,781,000	United Parcel Service, Inc., Sr. Unsecd. Note, 4.875%, 3/3/2033	8,710,161
	TOTAL	66,725,136
	Utility - Electric—1.7%
3,037,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	2,940,621
8,687,000	Ameren Corp., Sr. Unsecd. Note, 1.750%, 3/15/2028	7,647,044
3,665,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	3,352,006
2,860,000	Ameren Corp., Sr. Unsecd. Note, 3.650%, 2/15/2026	2,766,533
5,282,000	American Electric Power Co., Inc., Jr. Sub. Note, 2.031%, 3/15/2024	5,275,381
535,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 3.250%, 3/1/2050	368,017
6,462,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 5.625%, 3/1/2033	6,512,113
4,868,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	4,052,565
1,450,000	Consolidated Edison Co., Sr. Unsecd. Note, 4.625%, 12/1/2054	1,247,640
2,590,000	Consolidated Edison Co., Sr. Unsecd. Note, Series 20B, 3.950%, 4/1/2050	2,077,824
8,502,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.800%, 3/1/2033	8,695,825
2,990,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 6.125%, 1/15/2034	3,121,889
2,205,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 6.500%, 10/1/2053	2,423,997
5,265,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	5,204,079
2,500,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series A, 1.450%, 4/15/2026	2,310,370
6,953,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series C, 3.375%, 4/1/2030	6,257,037
13,520,000	Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 9/1/2046	10,101,883
9,610,000	Duke Energy Corp., Sr. Unsecd. Note, 5.000%, 8/15/2052	8,573,925
4,090,000	Duke Energy Corp., Sr. Unsecd. Note, 6.100%, 9/15/2053	4,251,698
2,175,000	Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.350%, 8/15/2038	2,330,481
427,000	Duke Energy Indiana, Inc., Sr. Deb., 6.120%, 10/15/2035	442,862
2,450,000	Duke Energy Ohio, Inc., Term Loan - 1st Lien, 5.250%, 4/1/2033	2,455,547
7,500,000	EDP Finance B.V., Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	6,600,324
6,150,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	6,096,105
5,679,000	Electricite de France S.A., Note, 144A, 5.600%, 1/27/2040	5,503,901
5,621,000	Electricite de France S.A., Sr. Unsecd. Note, 144A, 6.250%, 5/23/2033	5,874,919
3,802,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	3,647,370
15,054,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	12,340,011
5,742,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.250%, 7/12/2031	4,591,457
513,000	Entergy Louisiana LLC, 1st Mtg. Bond, 5.400%, 11/1/2024	512,625
3,985,000	Evergy Metro, Inc., Sr. Unsecd. Note, 4.200%, 3/15/2048	3,263,940
7,551,000	Exelon Corp., Sr. Unsecd. Note, 3.950%, 6/15/2025	7,412,173
2,485,000	Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	1,930,334

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Utility - Electric—continued
$ 3,787,000		Exelon Corp., Sr. Unsecd. Note, 4.450%, 4/15/2046	$ 3,179,954
2,302,000		Exelon Corp., Sr. Unsecd. Note, 4.700%, 4/15/2050	2,001,312
3,107,000		FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	2,575,554
5,831,000		Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	5,510,550
5,400,000		Gulf Power Co., Sr. Unsecd. Note, 4.550%, 10/1/2044	4,682,888
7,759,000		National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	7,553,127
5,445,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	5,184,611
5,452,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.050%, 2/28/2033	5,321,517
2,260,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 6.051%, 3/1/2025	2,268,563
5,000,000		NiSource Finance Corp., Sr. Unsecd. Note, 3.950%, 3/30/2048	3,850,586
2,410,000		NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	2,001,553
1,520,000		NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	1,527,604
7,742,000		NiSource, Inc., Sr. Unsecd. Note, 5.400%, 6/30/2033	7,748,160
250,000		Northern States Power Co., MN, 7.125%, 7/1/2025	255,465
7,430,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.450%, 11/15/2031	6,052,594
2,955,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	2,929,748
3,040,000		Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	2,703,216
14,895,000		Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	14,322,972
1,450,000		Southwestern Electric Power Co., Sr. Unsecd. Note, 6.200%, 3/15/2040	1,501,082
3,805,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	3,345,964
1,440,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 5.150%, 10/1/2027	1,439,347
		TOTAL	236,138,863
		Utility - Natural Gas—0.3%
2,827,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.500%, 9/15/2040	2,752,654
3,935,000		Enbridge, Inc., Sr. Unsecd. Note, 6.700%, 11/15/2053	4,403,012
3,945,000		National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	3,298,572
2,870,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.950%, 9/15/2027	2,724,372
6,320,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	6,301,748
7,915,000		Sempra Energy, Sr. Unsecd. Note, 3.700%, 4/1/2029	7,370,993
1,160,000		Sempra Energy, Sr. Unsecd. Note, 6.000%, 10/15/2039	1,174,477
7,228,000		Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	5,884,249
135,000		TransCanada PipeLines Ltd., Sr. Unsecd. Note, 6.200%, 10/15/2037	138,737
		TOTAL	34,048,814
		Utility - Natural Gas Distributor—0.0%
1,765,000		Southern Co. Gas Capital, Sr. Unsecd. Note, 3.950%, 10/1/2046	1,340,640
1,973,000		The East Ohio Gas Co., Sr. Unsecd. Note, 144A, 3.000%, 6/15/2050	1,236,133
		TOTAL	2,576,773
		TOTAL CORPORATE BONDS (IDENTIFIED COST $3,582,595,024)	3,371,249,139
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.6%
		Commercial Mortgage—0.6%
4,500,000	[2]	Bank 2018-BN15, Class A4, 4.407% (12-month USLIBOR +0.000%), 11/15/2061	4,336,607
8,800,000		Bank 2019-BN16, Class A4, 4.005%, 2/15/2052	8,295,622
4,359,000		Bank, Class A5, 3.390%, 6/15/2060	4,101,282
8,890,000		Benchmark Mortgage Trust 2018-B1, Class A5, 3.666%, 1/15/2051	8,255,365
29,700,000		Benchmark Mortgage Trust 2018-B4, Class A5, 4.121%, 7/15/2051	28,337,688
4,075,000		BMO Mortgage Trust 2023-C4, Class A2, 5.458%, 2/15/2056	4,147,290
2,600,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 8/10/2049	2,392,495
4,100,000		CD Commercial Mortgage Trust 2016-CD4, Class A4, 3.514%, 5/10/2050	3,805,468
14,400,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	13,264,566

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	Commercial Mortgage—continued
$ 3,342,000	Wells Fargo Commercial Mortgage Trust 2017-C38, Class A5, 3.453%, 7/15/2050	$ 3,131,356
	TOTAL	80,067,739
	Federal Home Loan Mortgage Corporation REMIC—0.0%
13,734	Federal Home Loan Mortgage Corp. REMIC, Series 3051, Class MY, 5.500%, 10/15/2025	13,695
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $87,619,095)	80,081,434
	FOREIGN GOVERNMENTS/AGENCIES—0.1%
	Sovereign—0.1%
BRL 64,000,000	Brazil, Government of, Unsecd. Note, Series NTNF, 10.000%, 1/1/2027	13,060,166
MXN 120,000,000	Mexico, Government of, Sr. Unsecd. Note, Series M, 7.500%, 6/3/2027	6,669,464
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $19,575,883)	19,729,630
	COMMERCIAL MORTGAGE-BACKED SECURITY—0.1%
	Agency Commercial Mortgage-Backed Securities—0.1%
$ 11,890,000	FREMF Mortgage Trust 2015-K49 REMIC, Class B, 3.720%, 10/25/2048 (IDENTIFIED COST $11,731,155)	11,502,701
	MORTGAGE-BACKED SECURITIES—0.0%
	Federal Home Loan Mortgage Corporation—0.0%
185	Federal Home Loan Mortgage Corp., Pool C00879, 8.000%, 10/1/2029	190
47	Federal Home Loan Mortgage Corp., Pool C41497, 7.500%, 9/1/2030	48
95,983	Federal Home Loan Mortgage Corp., Pool G01989, 6.000%, 12/1/2035	99,152
10,794	Federal Home Loan Mortgage Corp., Pool G03381, 5.500%, 9/1/2037	11,041
265	Federal Home Loan Mortgage Corp., Pool G03927, 5.500%, 1/1/2038	270
106,337	Federal Home Loan Mortgage Corp., Pool G08451, 4.500%, 6/1/2041	103,778
1,716	Federal Home Loan Mortgage Corp., Pool G14615, 4.500%, 9/1/2026	1,703
2,534	Federal Home Loan Mortgage Corp., Pool G14801, 3.000%, 6/1/2028	2,443
3,021	Federal Home Loan Mortgage Corp., Pool G18521, 3.500%, 8/1/2029	2,922
2,658	Federal Home Loan Mortgage Corp., Pool ZI5305, 5.500%, 10/1/2036	2,715
38,990	Federal Home Loan Mortgage Corp., Pool ZI5333, 5.500%, 10/1/2036	39,745
419	Federal Home Loan Mortgage Corp., Pool ZK1547, 4.500%, 5/1/2024	417
4,137	Federal Home Loan Mortgage Corp., Pool ZS1273, 6.000%, 1/1/2037	4,280
	TOTAL	268,704
	Federal National Mortgage Association—0.0%
761	Federal National Mortgage Association, Pool 251286, 7.000%, 11/1/2027	781
1,814	Federal National Mortgage Association, Pool 252717, 7.500%, 9/1/2029	1,878
2,182	Federal National Mortgage Association, Pool 255225, 5.500%, 6/1/2034	2,220
6,564	Federal National Mortgage Association, Pool 255767, 5.500%, 6/1/2025	6,531
11,354	Federal National Mortgage Association, Pool 256233, 6.000%, 5/1/2036	11,732
7,202	Federal National Mortgage Association, Pool 257306, 5.500%, 8/1/2038	7,359
149	Federal National Mortgage Association, Pool 313458, 7.000%, 4/1/2027	153
120	Federal National Mortgage Association, Pool 349416, 7.500%, 8/1/2026	121
680	Federal National Mortgage Association, Pool 545137, 7.500%, 8/1/2031	707
245	Federal National Mortgage Association, Pool 555211, 7.000%, 8/1/2032	255
858	Federal National Mortgage Association, Pool 576245, 7.500%, 4/1/2031	902
11,260	Federal National Mortgage Association, Pool 620613, 6.500%, 1/1/2032	11,555
48,342	Federal National Mortgage Association, Pool 725424, 5.500%, 4/1/2034	49,141
6,355	Federal National Mortgage Association, Pool 725948, 5.500%, 10/1/2034	6,469
27,017	Federal National Mortgage Association, Pool 735744, 6.000%, 8/1/2035	27,837
6,629	Federal National Mortgage Association, Pool 852523, 5.500%, 2/1/2036	6,774
953	Federal National Mortgage Association, Pool 866049, 5.500%, 3/1/2036	974
20,973	Federal National Mortgage Association, Pool 871234, 5.500%, 4/1/2036	21,391

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 1,745	Federal National Mortgage Association, Pool 885404, 6.000%, 6/1/2036	$ 1,801
2,711	Federal National Mortgage Association, Pool 889187, 5.000%, 7/1/2033	2,669
7,574	Federal National Mortgage Association, Pool 906224, 5.500%, 1/1/2037	7,744
47,629	Federal National Mortgage Association, Pool 932639, 5.000%, 3/1/2040	47,712
3,034	Federal National Mortgage Association, Pool 934898, 4.500%, 7/1/2024	3,018
1,391	Federal National Mortgage Association, Pool 936523, 5.500%, 7/1/2037	1,420
17,925	Federal National Mortgage Association, Pool 962914, 5.000%, 5/1/2038	17,953
3,184	Federal National Mortgage Association, Pool 979899, 5.500%, 5/1/2038	3,257
162,878	Federal National Mortgage Association, Pool AB1048, 4.500%, 5/1/2040	158,902
3,976	Federal National Mortgage Association, Pool AB2275, 4.500%, 2/1/2041	3,876
4,900	Federal National Mortgage Association, Pool AB4297, 3.500%, 1/1/2042	4,516
2,533	Federal National Mortgage Association, Pool AC1889, 4.000%, 9/1/2039	2,414
9,701	Federal National Mortgage Association, Pool AC3668, 4.500%, 10/1/2039	9,469
2,473	Federal National Mortgage Association, Pool AD7127, 4.500%, 7/1/2040	2,413
6,834	Federal National Mortgage Association, Pool AD7134, 5.000%, 7/1/2040	6,848
1,254	Federal National Mortgage Association, Pool AD7793, 4.500%, 7/1/2040	1,223
18,378	Federal National Mortgage Association, Pool AH5583, 4.500%, 2/1/2041	17,918
1,594	Federal National Mortgage Association, Pool AH9719, 4.500%, 4/1/2041	1,554
10,603	Federal National Mortgage Association, Pool AI0845, 4.000%, 12/1/2041	10,061
1,313	Federal National Mortgage Association, Pool AJ1441, 3.500%, 9/1/2026	1,284
17,244	Federal National Mortgage Association, Pool AL1948, 4.000%, 1/1/2042	16,372
7,224	Federal National Mortgage Association, Pool AO8179, 3.500%, 9/1/2042	6,645
1,674	Federal National Mortgage Association, Pool AS0765, 3.500%, 10/1/2028	1,623
6,821	Federal National Mortgage Association, Pool AS6131, 3.500%, 11/1/2045	6,208
4,666	Federal National Mortgage Association, Pool AT5900, 3.000%, 6/1/2043	4,152
10,270	Federal National Mortgage Association, Pool AX2484, 3.500%, 10/1/2044	9,379
9,947	Federal National Mortgage Association, Pool AY8424, 3.500%, 8/1/2045	9,062
91,150	Federal National Mortgage Association, Pool MA0500, 5.000%, 8/1/2040	91,343
218,610	Federal National Mortgage Association, Pool MA0562, 4.500%, 11/1/2040	213,233
5,356	Federal National Mortgage Association, Pool MA0585, 4.500%, 11/1/2040	5,220
170,745	Federal National Mortgage Association, Pool MA0695, 4.000%, 4/1/2031	166,181
3,160	Federal National Mortgage Association, Pool MA0821, 4.500%, 8/1/2041	3,081
3,655	Federal National Mortgage Association, Pool MA0907, 4.000%, 11/1/2041	3,471
14,136	Federal National Mortgage Association, Pool MA1236, 3.500%, 11/1/2042	12,998
	TOTAL	1,011,800
	Government National Mortgage Association—0.0%
4	Government National Mortgage Association, Pool 1716, 7.000%, 5/20/2024	4
668	Government National Mortgage Association, Pool 2630, 6.500%, 8/20/2028	678
736	Government National Mortgage Association, Pool 2631, 7.000%, 8/20/2028	751
1,458	Government National Mortgage Association, Pool 2658, 6.500%, 10/20/2028	1,478
2,175	Government National Mortgage Association, Pool 2698, 5.500%, 1/20/2029	2,177
2,024	Government National Mortgage Association, Pool 2701, 6.500%, 1/20/2029	2,052
868	Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	889
195	Government National Mortgage Association, Pool 2853, 7.500%, 12/20/2029	201
126	Government National Mortgage Association, Pool 3039, 6.500%, 2/20/2031	129
3,108	Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	3,178
1,715	Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	1,757
1,977	Government National Mortgage Association, Pool 3261, 6.500%, 7/20/2032	2,027
13,293	Government National Mortgage Association, Pool 3320, 5.500%, 12/20/2032	13,413
8,844	Government National Mortgage Association, Pool 3333, 5.500%, 1/20/2033	8,924

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 2,842		Government National Mortgage Association, Pool 3375, 5.500%, 4/20/2033	$ 2,869
14,309		Government National Mortgage Association, Pool 3390, 5.500%, 5/20/2033	14,446
15,722		Government National Mortgage Association, Pool 3403, 5.500%, 6/20/2033	15,879
17,465		Government National Mortgage Association, Pool 3458, 5.000%, 10/20/2033	17,398
6,272		Government National Mortgage Association, Pool 3499, 5.000%, 1/20/2034	6,248
7,258		Government National Mortgage Association, Pool 3556, 5.500%, 5/20/2034	7,339
14,541		Government National Mortgage Association, Pool 3623, 5.000%, 10/20/2034	14,494
77		Government National Mortgage Association, Pool 366985, 4.500%, 6/15/2041	75
931		Government National Mortgage Association, Pool 412615, 7.500%, 6/15/2026	939
51		Government National Mortgage Association, Pool 432701, 8.000%, 6/15/2026	52
17		Government National Mortgage Association, Pool 446820, 8.000%, 8/15/2027	17
350		Government National Mortgage Association, Pool 455319, 7.000%, 10/15/2027	355
26,652		Government National Mortgage Association, Pool 456873, 6.500%, 5/15/2028	27,023
462		Government National Mortgage Association, Pool 460881, 7.000%, 7/15/2028	469
40		Government National Mortgage Association, Pool 468225, 6.500%, 9/15/2028	41
39		Government National Mortgage Association, Pool 471672, 7.000%, 4/15/2028	39
117		Government National Mortgage Association, Pool 506476, 7.000%, 4/15/2029	119
2,340		Government National Mortgage Association, Pool 510559, 7.000%, 10/15/2029	2,344
2,136		Government National Mortgage Association, Pool 541578, 5.000%, 6/15/2033	2,122
1,331		Government National Mortgage Association, Pool 544007, 6.500%, 3/15/2031	1,362
97		Government National Mortgage Association, Pool 571225, 6.500%, 10/15/2031	99
624		Government National Mortgage Association, Pool 591976, 5.000%, 4/15/2033	620
1,747		Government National Mortgage Association, Pool 603010, 5.000%, 6/15/2033	1,734
6,669		Government National Mortgage Association, Pool 605775, 6.000%, 11/15/2034	6,833
12,736		Government National Mortgage Association, Pool 605777, 6.000%, 12/15/2034	13,044
13,852		Government National Mortgage Association, Pool 615490, 4.500%, 8/15/2033	13,528
992		Government National Mortgage Association, Pool 633711, 6.000%, 9/15/2034	1,018
4,367		Government National Mortgage Association, Pool 643816, 6.000%, 7/15/2025	4,359
192,650		Government National Mortgage Association, Pool 644568, 5.500%, 8/15/2035	195,159
32,831		Government National Mortgage Association, Pool 650708, 5.500%, 1/15/2036	33,315
46,346		Government National Mortgage Association, Pool 652534, 5.500%, 4/15/2036	47,040
4,315		Government National Mortgage Association, Pool 704189, 5.500%, 1/15/2039	4,393
2,804		Government National Mortgage Association, Pool 780626, 7.000%, 8/15/2027	2,828
6,124		Government National Mortgage Association, Pool 782604, 5.500%, 3/15/2039	6,233
5,896		Government National Mortgage Association, Pool MA0625, 3.500%, 12/20/2042	5,467
1,711		Government National Mortgage Association, Pool MA1376, 4.000%, 10/20/2043	1,626
		TOTAL	488,584
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,812,066)	1,769,088
		MUNICIPAL BOND—0.0%
		Transportation Services—0.0%
390,000		Texas State Transportation Commission - State Highway Fund, 5.178%, 4/1/2030 (IDENTIFIED COST $413,974)	391,283
		ASSET-BACKED SECURITY—0.0%
		Financial Institution - Finance Companies—0.0%
61,921		Countrywide Home Loan, Inc., Class 2A1, 6.000%, 2/25/2037 (IDENTIFIED COST $62,744)	23,512
	[2]	ADJUSTABLE RATE MORTGAGES—0.0%
		Federal National Mortgage Association—0.0%
1,026		FNMA ARM, 5.000%, 1/1/2033	1,038

Principal Amount, Shares or Contracts			Value in U.S. Dollars
	[2]	ADJUSTABLE RATE MORTGAGES—continued
		Government National Mortgage Association—0.0%
$ 49		GNMA ARM, 3.750%, 10/20/2025	$ 48
741		GNMA ARM, 4.000%, 5/20/2028	731
		TOTAL	779
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $1,870)	1,817
		PURCHASED PUT OPTION—0.0%
25,685,000		UBS CHF PUT/JPY CALL (PUT-Option), Notional Amount $2,845,000, Exercise Price $160, Expiration Date 7/5/2024 (IDENTIFIED COST $325,062)	128,403
		INVESTMENT COMPANIES—42.7%
1,549,227		Bank Loan Core Fund	13,540,244
73,869,711		Emerging Markets Core Fund	613,118,604
5,211,035		Federated Hermes Government Obligations Fund, Premier Shares, 5.23%[3]	5,211,035
141,455,626		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.38%[3]	141,483,917
65,815,001		High Yield Bond Core Fund	363,298,805
492,532,948		Mortgage Core Fund	4,043,695,501
77,625,375		Project and Trade Finance Core Fund	684,655,811
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $6,059,735,200)	5,865,003,917
		TOTAL INVESTMENT IN SECURITIES—100.5% (IDENTIFIED COST $14,224,536,682)	13,797,930,586
		OTHER ASSETS AND LIABILITIES - NET—(0.5)%[4]	(72,972,727)
		TOTAL NET ASSETS—100%	$13,724,957,859
At February 29, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	6,751	$1,382,267,250	June 2024	$698,537
United States Treasury Notes 5-Year Long Futures	15,743	$1,683,025,094	June 2024	$1,160,972
United States Treasury Notes 10-Year Long Futures	2,911	$321,483,562	June 2024	$76,829
Short Futures:
United States Treasury Notes 10-Year Ultra Short Futures	4,341	$495,620,109	June 2024	$(1,668,434)
United States Treasury Ultra Bond Short Futures	3,681	$470,707,875	June 2024	$(569,207)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(301,303)
The average notional value of long and short futures contracts held by the Fund throughout the period was $3,359,177,056 and $1,048,782,973, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended February 29, 2024, were as follows:
Affiliates	Value as of 11/30/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 2/29/2024	Shares Held as of 2/29/2024	Dividend Income
Bank Loan Core Fund	$150,814	$13,388,907	$—	$523	$—	$13,540,244	1,549,227	$12,908
Emerging Markets Core Fund	$453,447,781	$141,604,011	$—	$18,066,812	$—	$613,118,604	73,869,711	$10,964,013
Federated Hermes Government Obligations Fund, Premier Shares*	$17,583,954	$706,244,427	$(718,617,346)	$—	$—	$5,211,035	5,211,035	$422,843
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$116,479,166	$1,945,904,220	$(1,920,808,664)	$(20,401)	$(70,404)	$141,483,917	141,455,626	$3,523,777
High Yield Bond Core Fund	$344,340,743	$12,000,000	$—	$6,958,062	$—	$363,298,805	65,815,001	$5,883,309
Mortgage Core Fund	$4,145,551,102	$139,000,000	$(292,350,000)	$94,190,692	$(42,696,293)	$4,043,695,501	492,532,948	$47,311,490
Project and Trade Finance Core Fund	$585,027,224	$97,550,375	$—	$2,078,212	$—	$684,655,811	77,625,375	$10,535,377
TOTAL OF AFFILIATED TRANSACTIONS	$5,662,580,784	$3,055,691,940	$(2,931,776,010)	$121,273,900	$(42,766,697)	$5,865,003,917	858,058,923	$78,653,717

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of February 29, 2024, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$5,059,203	$5,211,035

2
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 29, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$4,448,049,662	$—	$4,448,049,662
Corporate Bonds	—	3,371,249,139	—	3,371,249,139
Collateralized Mortgage Obligations	—	80,081,434	—	80,081,434
Foreign Governments/Agencies	—	19,729,630	—	19,729,630
Commercial Mortgage-Backed Security	—	11,502,701	—	11,502,701
Mortgage-Backed Securities	—	1,769,088	—	1,769,088
Municipal Bond	—	391,283	—	391,283
Asset-Backed Security	—	23,512	—	23,512
Adjustable Rate Mortgages	—	1,817	—	1,817
Purchased Put Option	—	128,403	—	128,403
Investment Companies[1]	5,180,348,106	—	—	5,865,003,917
TOTAL SECURITIES	$5,180,348,106	$7,932,926,669	$—	$13,797,930,586
Other Financial Instruments:[2]
Assets	$1,936,338	$—	$—	$1,936,338
Liabilities	(2,237,641)	—	—	(2,237,641)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(301,303)	$—	$—	$(301,303)

1
As permitted by U.S. generally accepted accounting principles, an Investment Company valued at $684,655,811 is measured at fair value using the NAV per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of Project and Trade
Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

2	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
BRL	—Brazilian Real
FNMA	—Federal National Mortgage Association
FREMF	—Freddie Mac Multifamily K-Deals
GMTN	—Global Medium Term Note
GNMA	—Government National Mortgage Association
MTN	—Medium Term Note
MXN	—Mexican Peso
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate